UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22728

Elessar Funds Investment Trust

(Exact name of registrant as specified in charter)

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

(Address of principal executive offices)  (Zip code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 357-7412

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Elessar Small Cap Value Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 92.02%

Air Transportation, Non-Scheduled - 1.96%
2,324	Atlas Air Worldwide Holdings, Inc. *	$ 103,000

Chemicals & Allied Products - 2.27%
3,462	Innospec, Inc.	119,404

Crude Petroleum & Natural Gas - 1.83%
19,425	PetroQuest Energy, Inc. *	96,154

Electric Services - 1.35%
3,493	Great Plains Energy, Inc.	70,943

Electronic Computers - 4.19%
6,063	Omnicell, Inc. *	90,157
3,880	NICE Systems, Ltd. *	129,902
		220,059
Finance Services - 2.23%
14,910	Global Cash Access Holdings, Inc. *	116,894

Fire, Marine & Casualty Insurance - 10.94%
5,555	Alterra Capital Holdings, Ltd.	156,596
4,662	Employers Holdings, Inc.	95,944
17,462	Meadowbrook, Insurance Group, Inc.	100,930
6,930	Tower Group, Inc.	123,282
2,831	Validus Holdings, Ltd.	97,896
		574,648
Footwear, (No Rubber) - 1.56%
3,660	Iconix Brand Group, Inc. *	81,691

Heavy Construction Other Than Building Construction - Contractors - 2.21%
4,769	Foster Wheeler AG *	115,982

Industrial Instruments For Measurement, Display & Control - 1.81%
7,069	Rudolph Technologies, Inc. *	95,007

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.16%
17,311	LTX-Credence Corp. *	113,560

Life Insurance - 2.69%
11,587	American Equity Investment Life Holding Co.	141,477

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.33%
2,994	Greatbatch, Inc. *	69,581

Miscellaneous Manufacturing Industries - 1.55%
3,608	Hillenbrand, Inc.	81,577

National Commercial Banks - 5.87%
10,707	Cardinal Financial Corp.	174,524
4,634	First Financial Bancorp.	67,749
4,637	First Merit Corp.	65,799
		308,072
Oil & Gas Field Machinery & Equipment - 1.84%
1,354	Oil States International, Inc. *	96,865

Oil & Gas Field Services, NEC - 3.54%
11,002	Key Energy Services, Inc. *	76,464
9,571	Basic Energy Services, Inc. *	109,205
		185,669
Perfumes, Cosmetics & Other Toilet Preparations - 1.94%
5,232	Inter Parfum, Inc.	101,815

Pharmaceutical Preparations - 1.84%
4,816	Prestige Brands Holdings, Inc. *	96,465

Pulp Mills - 1.82%
3,324	Buckeye Technologies, Inc.	95,432

Radio & TV Broadcasting & Communications Equipment - 3.00%
11,421	Orbital Sciences Corp. *	157,267

Rubber & Plastics Footwear - 1.32%
4,832	Crocs, Inc. *	69,533

Secondary Smelting & Refining of Nonferrous Metals - 1.79%
4,232	OM Group, Inc. *	93,950

Semiconductors & Related Devices - 2.29%
5,724	Microsemi Corp. *	120,433

Services-Advertising Agencies - 2.53%
6,847	ValueClick, Inc. *	132,900

Services-Business Services, NEC - 3.01%
22,558	The Dolan Co. *	87,751
7,211	Premiere Global Services, Inc. *	70,524
		158,275
Services-Computer Integrated Systems Design - 1.71%
5,566	Ebix, Inc.	89,724

Services-Engineering Services - 2.14%
2,862	URS Corp.	112,362

Services-Hospitals - 2.43%
2,600	Magellan Health Services, Inc. *	127,400

Services-Motion Picture Theaters - 2.50%
5,047	Cinemark Holdings, Inc.	131,121

Services-Personal Services - 1.28%
1,293	Coinstar, Inc. *	67,249

Services-Prepackaged Software - 2.27%
21,250	Actuate Corp. *	119,000

State Commercial Banks - 2.22%
2,370	IberiaBank Corp.	116,414

Surgical & Medical Instruments & Apparatus - 1.51%
1,108	Teleflex, Inc.	79,011

Title Insurance - 2.82%
4,401	Argo Group Int'l Holdings, Ltd.	147,830

Water, Sewer, Pipeline, Comm & Power Line Construction - 2.46%
5,188	MasTec, Inc. *	129,337

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.81%
2,531	EnerSys *	95,242

TOTAL FOR COMMON STOCKS (Cost $4,662,924) - 92.02%		$ 4,831,343

REAL ESTATE INVESTMENT TRUSTS - 6.68%
18,484	CapLease, Inc.	102,956
4,293	Corporate Office Properties Trust	107,239
10,556	Ramco-Gershenson Properties Trust	140,500

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $343,781) - 6.68%		$ 350,695

SHORT TERM INVESTMENTS - 1.90%
99,650	Invesco Short Term Investments Treasury 0.02% **	99,650

TOTAL FOR SHORT TERM INVESTMENTS (Cost $99,650) - 1.90%		$ 99,650

TOTAL INVESTMENTS (Cost $5,106,355) - 100.60%		$ 5,281,688

LIABILITIES IN EXCESS OF OTHER ASSETS -(0.60)%		(31,302)

NET ASSETS - 100.00%		$ 5,250,386

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS
At December 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,106,355 amounted to $175,332, which consisted of aggregate gross unrealized appreciation of $312,517 and aggregate gross unrealized depreciation of $137,185.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,831,343	$0	$0	$ 4,831,343
Real Estate Investment Trusts	$350,695
Cash Equivalents	$99,650	$0	$0	$99,650
Total	$5,281,688	$0	$0	$ 5,281,688

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date  February 25,2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date February 25, 2013

* Print the name and title of each signing officer under his or her signature.